Financial instruments and financial risk management - Fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Financial instruments and financial risk management
Non-current financial assets	$ 19,704	$ 35,710
Level 1
Financial instruments and financial risk management
Non-current financial assets	19,704	35,710
Current financial assets	1,230,105	73,052
Cash Equivalents	1,367,288	997,092
Assets carried at fair value	2,617,097	1,105,854
Level 3
Financial instruments and financial risk management
Non-current financial assets	21,715	17,459
Assets carried at fair value	$ 21,715	$ 17,459